Cover	Aug. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	Kezar Life Sciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38542
Entity Tax Identification Number	47-3366145
Entity Address, Address Line One	4000 Shoreline Court
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	822-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001645666
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.001 par value
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KZR
Security Exchange Name	NASDAQ
Trading Symbol	KZR
Rights
Cover [Abstract]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true